Range ETFs

Range Global Coal Index ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.7%
Australia — 37.7%
Energy — 22.1%
New Hope	233,951	$584,841
Terracom	634,335	47,336
Whitehaven Coal	222,098	777,571
Yancoal Australia	353,339	1,335,925
		2,745,673

Materials — 15.6%
Bathurst Resources*	152,800	70,789
BHP Group ADR	10,522	510,107
Coronado Global Resources, CDI	775,131	269,929
Glencore PLC	113,124	454,596
Metro Mining*	2,985,172	96,529
Stanmore Resources	372,402	532,631
		1,934,581
		4,680,254
Canada — 0.8%
Materials — 0.8%
Colonial Coal International*	83,877	100,730

Hong Kong — 0.8%
Energy — 0.8%
SouthGobi Resources*	252,140	96,267

Mongolia — 2.2%
Materials — 2.2%
Mongolian Mining*	390,000	273,324

Poland — 3.4%
Energy — 0.6%
Lubelski Wegiel Bogdanka	12,750	73,346

Materials — 2.8%
Jastrzebska Spolka Weglowa*	54,258	340,242
		413,588
South Africa — 7.1%
Energy — 7.1%
Exxaro Resources	69,660	584,810
Thungela Resources	50,352	298,872
		883,682

Description	Shares	Fair Value
United States — 46.7%
Energy — 26.5%
Alliance Resource Partners LP	28,413	$745,557
CONSOL Energy	17,657	1,311,034
Hallador Energy*	15,253	147,344
NACCO Industries, Cl A	2,681	86,543
Natural Resource Partners LP	5,622	592,390
Peabody Energy	29,884	412,100
		3,294,968

Materials — 20.2%
Alpha Metallurgical Resources*	5,828	801,467
Novusterra(A)*	525	—
Ramaco Resources, Cl A	24,162	216,008
Ramaco Resources, Cl B	341	3,018
SunCoke Energy	38,803	351,943
Warrior Met Coal	23,456	1,129,172
		2,501,608
		5,796,576
Total Common Stock
(Cost $15,372,499)		12,244,421

Total Investments - 98.7%
(Cost $15,372,499)		$12,244,421

Percentages are based on Net Assets of $12,408,852

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
LP — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0300

Range ETFs

Range Global LNG Ecosystem Index ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Australia — 5.1%
Energy — 5.1%
Santos	32,204	$130,971
Woodside Energy Group	9,349	144,005
		274,976

Belgium — 1.4%
Energy — 1.4%
Exmar	6,517	77,537

Bermuda — 0.7%
Energy — 0.7%
Cool	6,136	39,239

Cameroon — 8.5%
Energy — 8.5%
Golar LNG	12,047	461,882

Canada — 5.9%
Energy — 5.9%
Enbridge	3,686	158,157
South Bow, Cl W	645	17,238
TC Energy	3,249	146,036
		321,431

France — 18.8%
Energy — 16.0%
Gaztransport Et Technigaz	3,533	540,124
Technip Energies	6,270	195,232
TotalEnergies	2,224	133,643
		868,999

Utilities — 2.8%
Engie	8,549	153,280
		1,022,279
India — 2.1%
Energy — 2.1%
Petronet LNG	35,838	116,028

Japan — 4.3%
Utilities — 4.3%
Tokyo Gas	7,400	232,467

Description	Shares	Fair Value
Malaysia — 2.5%
Utilities — 2.5%
Petronas Gas	35,135	$137,784

Monaco — 1.0%
Energy — 1.0%
Dynagas LNG Partners LP	13,774	55,096

Norway — 2.5%
Energy — 2.5%
FLEX LNG	6,098	134,156

United States — 46.8%
Energy — 43.7%
Baker Hughes, Cl A	4,465	199,094
Cheniere Energy	2,774	634,026
Chesapeake Energy	2,072	204,879
Chevron	1,065	168,930
Excelerate Energy, Cl A	12,348	378,837
Exxon Mobil	1,349	150,184
New Fortress Energy, Cl A	23,636	236,360
NextDecade*	29,906	245,827
Shell PLC	4,539	150,654
		2,368,791

Industrials — 2.2%
Capital Clean Energy Carriers	6,344	117,301

Materials — 0.9%
Aspen Aerogels*	6,307	47,996
		2,534,088

Total Common Stock
(Cost $5,503,562)		5,406,963

Total Investments - 99.6%
(Cost $5,503,562)		$5,406,963

Percentages are based on Net Assets of $5,426,123

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
LP — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0300

Range ETFs

Range Global Offshore Oil Services Index ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.7%
Bermuda — 1.1%
Energy — 1.1%
Northern Ocean*	59,790	$36,161

France — 4.4%
Energy — 4.4%
Technip Energies	4,448	138,500

Italy — 3.6%
Energy — 3.6%
Saipem*	49,500	113,359

Mexico — 1.4%
Energy — 1.4%
Borr Drilling	17,613	44,737

Norway — 16.8%
Energy — 16.8%
Aker Solutions	28,143	80,548
BW Offshore	14,159	37,905
Deep Value Driller	18,670	21,720
Eidesvik Offshore	24,835	27,610
Odfjell Drilling	16,205	87,630
Sea1 offshore	13,314	25,755
Seadrill*	4,287	109,190
Solstad Offshore*	11,039	35,345
TGS	10,755	103,403
		529,106

South Korea — 14.0%
Industrials — 14.0%
Samsung Heavy Industries*	46,146	440,041

United Arab Emirates — 0.5%
Energy — 0.5%
Shelf Drilling*	21,442	15,600

United Kingdom — 8.1%
Energy — 8.1%
Odfjell Technology	7,715	30,946
Subsea 7	6,244	95,908
TechnipFMC PLC	4,317	127,093
		253,947

United States — 48.8%
Energy — 48.8%
Baker Hughes, Cl A	3,168	141,261

Description	Shares	Fair Value
United States — continued
Energy — continued
ChampionX	3,708	$110,498
Halliburton	3,791	99,969
Helix Energy Solutions Group*	11,102	95,699
Noble PLC	10,126	262,263
Noram Drilling	10,494	31,640
NOV	6,702	99,994
Schlumberger	2,668	111,149
SEACOR Marine Holdings*	3,587	20,769
Tidewater*	3,404	155,291
Transocean*	56,722	167,330
Valaris*	4,716	168,361
Weatherford International PLC	1,164	72,063
		1,536,287

Total Common Stock
(Cost $3,894,853)		3,107,738

Total Investments - 98.7%
(Cost $3,894,853)		$3,107,738

Percentages are based on Net Assets of $3,148,108

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

RAN-QH-001-0300

Range ETFs

Range Global Nuclear Renaissance Index ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
Australia — 2.7%
Industrials — 2.7%
Silex Systems*	2,205,716	$5,637,394

Canada — 10.9%
Energy — 8.3%
Cameco	399,929	17,612,873

Industrials — 2.6%
Aecon Group	111,890	1,750,721
AtkinsRealis Group	74,230	3,750,275
		5,500,996
		23,113,869
China — 2.8%
Industrials — 2.8%
Shanghai Electric Group, Cl H*	16,044,000	5,879,946

Czech Republic — 2.3%
Utilities — 2.3%
CEZ	113,391	4,810,741

Finland — 2.0%
Utilities — 2.0%
Fortum	275,216	4,320,554

Japan — 6.1%
Industrials — 5.0%
Fuji Electric	66,200	2,899,366
Hitachi	153,200	3,812,336
Mitsubishi Heavy Industries	296,900	3,914,797
		10,626,499

Utilities — 1.1%
Tokyo Electric Power Holdings*	943,600	2,398,214
		13,024,713
South Korea — 6.7%
Industrials — 4.9%
Doosan	13,556	2,988,454
KEPCO Engineering & Construction*	30,062	1,306,954
Samsung C&T	33,345	2,769,443
Samsung Heavy Industries*	363,856	3,469,678
		10,534,529

Description	Shares	Fair Value
South Korea — continued
Utilities — 1.8%
Korea Electric Power	256,592	$3,744,780
		14,279,309
Spain — 2.1%
Utilities — 2.1%
Endesa	194,551	4,335,990

United Kingdom — 3.3%
Industrials — 3.3%
Rolls-Royce Holdings*	743,975	6,969,584

United States — 61.0%
Energy — 5.6%
Centrus Energy, Cl A*	132,183	11,992,964

Industrials — 25.3%
Amentum Holdings*	25,786	506,437
BWX Technologies	38,615	4,014,802
Emerson Electric	36,619	4,453,237
Flowserve	55,453	3,052,133
Fluor*	81,161	3,086,553
GE Vernova	21,269	7,128,943
Graham*	55,436	1,875,400
Honeywell International	23,763	5,058,905
Jacobs Solutions	25,786	3,303,444
Lockheed Martin	8,500	3,828,145
MasTec*	33,145	4,328,405
NuScale Power*	544,962	9,367,897
Quanta Services	13,849	3,595,616
		53,599,917

Information Technology — 1.2%
Mirion Technologies, Cl A*	165,316	2,567,357

Utilities — 28.9%
Constellation Energy	71,917	18,018,445
Dominion Energy	73,276	4,148,887
Duke Energy	36,611	4,301,426
Oklo, Cl A*	850,016	28,382,034
Vistra	48,019	6,418,220
		61,269,012
		129,429,250

Total Common Stock
(Cost $218,365,265)		211,801,350

Total Investments - 99.9%
(Cost $218,365,265)		$211,801,350

Range ETFs

Range Global Nuclear Renaissance Index ETF

Schedule of Investments

February 28, 2025 (Unaudited)

Percentages are based on Net Assets of $212,085,000

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

RAN-QH-001-0300